Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense					$ 9,505	$ 4,610
FF Intelligent Mobility Global Holdings Ltd [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 948	$ 2,891	$ 3,467	$ 3,656	25	26
Research and development [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	1,070	495	1,660	637	941	818
Sales and marketing [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	306	193	505	248	387	311
General and administrative [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ (428)	$ 2,203	$ 1,302	$ 2,771	$ 8,177	$ 3,481